Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class A | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Insured [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class B | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class B | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class B | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class B | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class B | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class B | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class B | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class B | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class B | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class B | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class B | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class B | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class B | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class B | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class B | Insured [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class B | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class C | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Insured [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R6 | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R6 | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class R6 | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R6 | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class R6 | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R6 | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R6 | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R6 | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R6 | Insured [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Y | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Y | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Y | Insured [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%